Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Schedule of property, plant and equipment

	Assets Under	Right-of-use		Other
Cost	Construction (a)	assets	Pilot plant	assets	Total
Balance, January 1, 2021	$—	$293	$215	$371	$879
Additions (note 2)	8,803	2,225	—	33	11,061
Transfers (note 8)	22,071	—	—	—	22,071
Asset retirement cost	162	—	—	—	162
Cumulative translation adjustment	(985)	(60)	(31)	(25)	(1,101)
Balance, December 31, 2021 (restated note 2)	$30,051	$2,458	$184	$379	$33,072
Additions	118,187	1,416	—	111	119,714
Asset retirement cost	2,652	—	—	—	2,652
Write-off	—	—	(202)	—	(202)
Cumulative translation adjustment	3,878	314	18	48	4,258
Balance, December 31, 2022	$154,768	$4,188	$—	$538	$159,494

	Assets Under	Right-of-use		Other
Accumulated Depreciation/Amortization	Construction	assets	Pilot plant	assets	Total
Balance, January 1, 2021	$—	$59	$33	$102	$194
Depreciation	—	164	19	38	221
Cumulative translation adjustment	—	(17)	(3)	(7)	(27)
Balance, December 31, 2021 (restated note 2)	$—	$206	$49	$133	$388
Depreciation	—	483	20	49	552
Write-off	—	—	(75)	—	(75)
Cumulative translation adjustment	—	33	6	16	56
Balance, December 31, 2022	$—	$722	$—	$198	$920

	Assets Under	Right-of-use		Other
Net Book Value	Construction	assets	Pilot plant	assets	Total
Balance, December 31, 2021 (restated note 2)	$30,051	$2,252	$135	$246	$32,684
Balance, December 31, 2022	$154,768	$3,466	$—	$340	$158,574